Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets

	Goodwill	Software	Brands	Contract with customers	Development costs	Total

Cost
On January 1, 2021	24,854	5,047	8,823	7,237	14,124	60,085
Additions: internal development	—	3,000	—	—	18,182	21,182
Acquisitions	—	67	—	—	—	67
Transfer	—	(928)	—	—	928	—
As of December 31, 2021	24,854	7,186	8,823	7,237	33,234	81,334

On January 1, 2022	24,854	7,186	8,823	7,237	33,234	81,334
Additions: internal development	—	—	—	—	36,849	36,849
Acquisitions	—	87	—	—	—	87
Acquired from business combination (nota 6 (i))	48,742	4,120	—	2,212	—	55,074
As of December 31, 2022	73,596	11,393	8,823	9,449	70,083	173,344

Accumulated amortization

On January 1, 2021	—	(474)	(14)	(74)	—	(562)
Amortization	—	(869)	(176)	(239)	(4,860)	(6,144)
As of December 31, 2021	—	(1,343)	(190)	(313)	(4,860)	(6,706)

On January 1, 2022	—	(1,343)	(190)	(313)	(4,860)	(6,706)
Amortization	—	(1,148)	(293)	(828)	(13,839)	(16,108)
As of December 31, 2022	—	(2,491)	(483)	(1,141)	(18,699)	(22,814)

Book value
As of December 31, 2021	24,854	5,843	8,633	6,924	28,374	74,628
As of December 31, 2022	73,596	8,902	8,340	8,308	51,384	150,530